Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Compensation of key management personnel of the Group
The remuneration of key management personnel of the Company is set out below in aggregate:

	Year ended December 31,
	2022	2021	2020
	£’000s	£’000s	£’000s
Short-term benefits	3,699	4,018	4,479
Post-employment benefits	158	173	144
Share-based payment charge	3,043	2,559	875

Total	6,900	6,750	5,498